CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			71 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Research and development expenses, net	$ 7,066	$ 818	$ 1,822	$ 10,834
General and administrative expenses	3,224	683	2,084	7,266
Operating loss	10,290	1,501	3,906	18,100
Financial expenses, net	197	78	23	393
Tax expenses	61	0	0	61
Net comprehensive loss	10,548	1,579	3,929	18,554
Deemed dividend	0	0	180	180
Net loss attributable to holders of ordinary shares	$ 10,548	$ 1,579	$ 4,109	$ 18,734
Net basic and diluted loss per share (in dollars per share)	$ (1.04)	$ (0.2)	$ (0.5)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share (in shares)	10,177,786	7,791,932	7,843,388